Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 318,018	$ 294,437
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	110,960	102,438
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	205,327	190,119
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,492	1,447
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	239	433
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	149,338	148,326
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	26,177	30,733
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	123,161	117,593
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 467,356	$ 442,763